Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	811-21982
Entity Registrant Name	Guggenheim Strategic Opportunities Fund
Entity Central Index Key	0001380936
Entity Tax Identification Number	20-5997403
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	227 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	827-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	GOF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false